Submission	Aug. 06, 2025
Submission [Line Items]
Central Index Key	0001888886
Registrant Name	Structure Therapeutics Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A